Note 12 - Income Tax Charge / (Credit) - Components of Tax Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Loss before tax	$ (22,890)	$ (14,890)	$ (77,181)
Tax at UK corporation rate of 19% (2017: 20%)	(4,336)	(2,978)	(15,437)
Adjustment for overseas tax rate	(4,557)	24,741	(12,127)
Tax effect of expense not deductible in determining taxable profit / (loss)	7,834	444	1,392
Recognition of previously unrecognized deferred tax asset	(18,354)	(23,852)
Deferred tax not recognized			13,794
Reduced tax in subsidiaries operating in other jurisdictions			(1,103)
Impact of share-based payments		368	1,141
Adjustment in respect to prior years		416	(3,064)
Non-deductible impairment expense			13,750
Tax reform – Tax rate change	9,829
Tax reform – Section 965 transition tax	569
TAX CREDIT	$ (9,015)	$ (861)	$ (1,654)